SIGNIFICANT ACCOUNTING POLICIES - FCP Fondo Inmobiliario Colombia (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Assets		$ 289,855,048	$ 255,568,505
Liabilities		255,929,590	227,453,292
Condensed statement of income
Profits of equity method investees		328,344	123,325	$ 380,599
Expenses
Net income		4,207,787	315,359	3,214,567
Condensed cash flow
Net cash used in operating activities		6,095,305	11,230,345	12,315,612
Net cash provided by financing activities	[1]	(6,809,972)	(4,915,440)	(5,260,692)
Cash and cash equivalents at beginning of year		23,701,149	23,738,042	18,730,810
Cash and cash equivalents at end of year		25,329,846	23,701,149	23,738,042
Profit attributable to non-controlling interests		120,992	39,365	97,216
Non-controlling interests		$ 1,691,111	$ 1,569,984
FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Percentage of non-controlling interest		50.04%	50.04%
Amount of return delivered to non-controlling interest		$ 64,717	$ 43,297
Assets		4,415,509	4,128,801
Liabilities		1,509,275	1,450,781
Net assets		2,906,234	2,678,020
Condensed statement of income
Valuation of investment properties		85,148	(8,251)	77,527
Valuation of trust rights			4	52,215
Rents		187,194	186,528	161,263
Profits of equity method investees		105,439	56,116	138,100
Other Income		92,298	38,135	2,034
Total income		470,079	272,532	431,139
Expenses
Interest on loans		(73,201)	(78,008)	(73,088)
Other administrative and general expenses		(212,385)	(141,430)	(170,374)
Total Expenses		(285,586)	(219,438)	(243,462)
Net income		184,493	53,094	187,677
Condensed cash flow
Net cash used in operating activities		(34,442)	(172,003)	(257,733)
Net cash provided by financing activities		21,882	235,214	256,787
Cash and cash equivalents at beginning of year		63,368	157	1,103
Cash and cash equivalents at end of year		50,808	63,368	157
Profit attributable to non-controlling interests		92,353	26,599	93,946
Non-controlling interests		$ 1,369,084	$ 1,340,317	$ 1,250,131

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.